Exempt Party-In-Interest Transactions - Additional Information (Details) - EBP 001 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Cost	$ 655	$ 712
Investment number of shares	10,104,806	10,877,466
Employee benefit plan purchased	$ 31
Employee benefit plan sold	88
Dividend income	$ 28